Results of Midatech Pharma (Espa?a) SL (Tables)	12 Months Ended
Dec. 31, 2021
Results Of Midatech Pharma Espaa Sl
Schedule Of Unaudited Results Explanatory

The unaudited results of Midatech Pharma (España) SL for the year to 31 December are as follows:

	Year ended 31 December 2021 £’000	Year ended 31 December 2020 £’000
Grant revenue	–	163
Total revenue	–	163
Research and development costs	–	(2,820)
Administrative costs	–	(1,146)
Loss from operations	–	(3,803)
Finance expense	–	(11)
Loss before tax	–	(3,814)
Taxation	–	(21)
Loss from operations after tax	–	(3,835)